Summary of Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
FINANCIAL ASSETS
Trading loans, securities, and other	$ 147,590	$ 148,318
Non-trading financial assets at fair value through profit or loss	9,390	8,548
Derivatives	54,427	54,242
Financial assets designated at fair value through profit or loss	4,564	4,739
Financial assets at fair value through other comprehensive income	79,066	103,285
Debt securities at amortized cost, net of allowance for credit losses	268,939	227,679
Loans	722,622	717,523
Other	17,179	18,856
FINANCIAL LIABILITIES
Derivatives	57,122	53,203
Obligations related to securities sold short	42,384	34,999
Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	11,143	8,655
Non-trading financial assets at fair value through profit or loss	6,499	4,261
Derivatives	95	374
Financial assets designated at fair value through profit or loss	6	23
Financial assets at fair value through other comprehensive income	25,696	32,680
Debt securities at amortized cost, net of allowance for credit losses	117,670	104,942
Loans	2,403	2,139
Other	3,025	3,106
Total assets	166,537	156,180
FINANCIAL LIABILITIES
Derivatives	513	150
Obligations related to securities sold short	2,564	3,672
Total liabilities	3,077	3,822
Off-balance sheet exposure	20,633	22,825
Maximum exposure to loss from involvement with unconsolidated structured entities	184,093	175,183
Size of sponsored unconsolidated structured entities	53,550	49,348
Securitisation vehicles [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	10,060	7,810
Non-trading financial assets at fair value through profit or loss	5,770	3,680
Financial assets at fair value through other comprehensive income	23,446	30,278
Debt securities at amortized cost, net of allowance for credit losses	117,246	104,914
Loans	2,399	2,134
Other	4	8
Total assets	158,925	148,824
FINANCIAL LIABILITIES
Obligations related to securities sold short	2,199	3,337
Total liabilities	2,199	3,337
Off-balance sheet exposure	13,372	16,431
Maximum exposure to loss from involvement with unconsolidated structured entities	170,098	161,918
Size of sponsored unconsolidated structured entities	10,266	10,862
Investment funds and trusts [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	1,083	845
Non-trading financial assets at fair value through profit or loss	665	513
Derivatives	95	368
Financial assets designated at fair value through profit or loss	6	23
Financial assets at fair value through other comprehensive income	2,247	2,395
Debt securities at amortized cost, net of allowance for credit losses	424	28
Loans	4	5
Total assets	4,524	4,177
FINANCIAL LIABILITIES
Derivatives	513	150
Obligations related to securities sold short	365	335
Total liabilities	878	485
Off-balance sheet exposure	5,962	5,105
Maximum exposure to loss from involvement with unconsolidated structured entities	9,608	8,797
Size of sponsored unconsolidated structured entities	42,834	37,286
Structured entities other [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Non-trading financial assets at fair value through profit or loss	64	68
Derivatives		6
Financial assets at fair value through other comprehensive income	3	7
Other	3,021	3,098
Total assets	3,088	3,179
FINANCIAL LIABILITIES
Off-balance sheet exposure	1,299	1,289
Maximum exposure to loss from involvement with unconsolidated structured entities	4,387	4,468
Size of sponsored unconsolidated structured entities	$ 450	$ 1,200